SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION

6.	SEGMENT INFORMATION

We own and operate LNG carriers, FLNGs and a FSRU and provide these services to customers under time charters of varying periods. Our reportable segments consist of the primary services that each provides. Although our segments are generally influenced by the same economic factors, each represents a distinct product in the LNG industry. Segment results are evaluated based on net income. The accounting principles for the segments are the same as for our consolidated financial statements. "Project development expenses" are allocated to each segment based on the nature of the project. Indirect general and administrative expenses are allocated to each segment based on estimated use.

The split of the organization of the business into three reportable segments is based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure. As of December 31, 2019, we operate in the following three reportable segments:

•Vessel operations – We operate and subsequently charter out vessels on fixed terms to customers. We also provide technical vessel management services for our fleet as well as the fleets of Golar Partners and Golar Power.
•FLNGs – We convert LNG carriers into FLNG vessels and subsequently charter them out to customers. We currently have one operational FLNG, the Hilli, and one undergoing conversion, the Gimi (see note 15).
•Power – We have a 50/50 joint venture, Golar Power, with private equity firm Stonepeak. Golar Power offers integrated LNG based downstream solutions, through the ownership and operation of FSRUs and associated terminal and power generation infrastructure.

	Year Ended December 31, 2019
(in thousands of $)	Vessel operations	FLNGs	Power	Other (1)	Total
Statement of Operations:
Total operating revenues	230,654	218,096	—	—	448,750
Depreciation and amortization	(64,945)	(48,088)	—	—	(113,033)
Other operating expenses	(158,833)	(58,459)	—	—	(217,292)
Impairment of long-term assets (2) (3)(4)	(42,098)	—	—	—	(42,098)
Other operating income/(losses)	13,295	(28,963)	—	—	(15,668)
Operating (losses)/income	(21,927)	82,586	—	—	60,659

Inter segment operating income/(loss)(5)	935	—	—	(935)	—
Segment operating (loss)/income	(20,992)	82,586	—	(935)	60,659

Equity in net losses of affiliates	(22,565)	—	(23,234)	—	(45,799)

	Year Ended December 31, 2018
(in thousands of $)	Vessel operations	FLNGs	Power	Other (1)	Total
Statement of Operations:
Total operating revenues	302,979	127,625	—	—	430,604
Depreciation and amortization	(65,496)	(28,193)	—	—	(93,689)
Other operating expenses	(231,887)	(44,031)	—	—	(275,918)
Other operating income	50,740	2,749	—	—	53,489
Operating income	56,336	58,150	—	—	114,486

Inter segment operating income/(loss)(5)	335	—	—	(335)	—
Segment operating income/(loss)	56,671	58,150	—	(335)	114,486

Equity in net losses of affiliates	(138,676)	(2,047)	(16,913)	—	(157,636)

	Year Ended December 31, 2017
(in thousands of $)	Vessel operations	FLNGs	Power	Other (1)	Total
Statement of Operations:
Total operating revenues	143,537	—	—	—	143,537
Depreciation and amortization	(76,522)	—	—	—	(76,522)
Other operating expenses	(163,207)	(4,365)	—	—	(167,572)
Other operating gains and losses	—	15,100	—	—	15,100
Operating income (loss)/income	(96,192)	10,735	—	—	(85,457)

Inter segment operating income/(loss)(5)	4,568	—	—	(4,568)	—
Segment operating (loss)/income	(91,624)	10,735	—	(4,568)	(85,457)

Equity in net earnings/(losses) of affiliates	1,503	(8,153)	(18,798)	—	(25,448)
(1) Eliminations required for consolidation purposes.
(2) Impairment loss of $34.3 million relating to the Golar Viking (see note 16).
(3) Impairment charge of $7.3 million for the write down of the carrying value in our investment in OLT-O to its fair value (see note 17).
(4) Impairment charge of $0.5 million for the write down of the carrying value in our investment in Cool Company to its fair value (see note 14).
(5) Inter segment operating income/(loss) relates to management fee revenues and charter revenues between the segments.

	Year Ended December 31, 2019
(in thousands of $)	Vessel operations	FLNGs	Power	Other (1)	Total
Balance sheet:
Total assets	2,583,209	1,793,628	261,693	(6,386)	4,632,144
Investment in affiliates	247,112	—	261,693	—	508,805
Capital expenditures	35,984	383,200	—	—	419,184

	Year Ended December 31, 2018
(in thousands of $)	Vessel operations	FLNGs	Power	Other (1)	Total
Balance sheet:
Total assets	2,990,506	1,555,389	266,151	(5,451)	4,806,595
Investment in affiliates	305,631	—	266,151	—	571,782
Capital expenditures	22,978	116,715	—	—	139,693
(1) Eliminations required for consolidation purposes.

Revenues from external customers

On July 8, 2019, following the withdrawal of GasLog's vessels with the completion of their vessels' charter contracts, we consolidated the Cool Pool and from the point of consolidation, the Cool Pool ceased to be an external customer and we no longer use a collaborative arrangement accounting. Consequently, we account for the gross revenue and voyage expenses relating to our vessels in the Cool Pool under "Time and voyage charter revenues" and "Voyage, charterhire and commission expenses", respectively.

During the year ended December 31, 2019 our vessels operated predominately within the Cool Pool and under our LTA with Perenco Cameroon S.A. ("Perenco") and Société Nationale des Hydrocarbures ("SNH"), (together, the "Customer").

In the years ended December 31, 2019, 2018 and 2017, revenues from the following customers accounted for over 10% of our consolidated time and voyage charter revenues:

(in thousands of $)	2019		2018		2017
The Cool Pool (1)	66,691	16%	251,070	62%	106,302	91%
Perenco and SNH (note 7)	218,096	51%	127,625	31%	—	—
(1) The 2019 Cool Pool revenue of $66.7 million includes revenue of $23.4 million that is separately disclosed in the consolidated statements of operations as from a collaborative arrangement. The balance of $43.3 million was derived from Golar vessels operating within the Cool Pool, and is included within the caption "Time and voyage charter revenues" in the consolidated statements of operations. See note 25.
The above revenues exclude vessel and other management fees from Golar Partners, Golar Power and other affiliates (see note 25).

Geographic data

The following geographical data presents our revenues from customers and fixed assets with respect only to our FLNG, while operating under the LTA, in Cameroon. In time and voyage charters for LNG carriers (or our FSRU, operating as a LNG carrier), the charterer, not us, controls the routes of our vessels. These routes can be worldwide as determined by the charterers. Accordingly, our management, including the chief operating decision maker, do not evaluate our performance either according to customer or geographical region.

(in thousands of $)	2019	2018	2017
Cameroon
Liquefaction services revenue	218,096	127,625	—
Total assets	1,333,779	1,535,389	1,515,463